Annual Fund Operating Expenses - ETF - Vanguard ESG US Corporate Bond ETF - ETF Shares	Dec. 22, 2020
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.12%